NEWBUILDINGS	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
NEWBUILDINGS	NEWBUILDINGS
Movements in the six months ended June 30, 2021 are summarized as follows;

(in thousands of $)
Balance at December 31, 2020	48,498
Additions, net	178,715
Interest capitalized	644
Transfer to Vessels and Equipment, net	(96,683)
Balance at June 30, 2021	131,174

In the six months ended June 30, 2021, the Company took delivery of two LR2 tanker, Front Fusion and Front Future, from SWS.

As of June 30, 2021, the Company’s newbuilding program consisted of two LR2 tankers which are expected to be delivered in September 2021 and November 2021, respectively, and six VLCCs which are expected to be delivered during 2022 starting in Q1.